Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2021
Expenses by nature [Abstract]
Expenses by nature

	For the year ended December 31,
	2021	2020	2019

Transactions costs (i)	(4,321,135)	(2,773,436)	(1,815,374)
Cost of goods sold (ii)	—	—	(463,293)
Marketing and advertising	(791,134)	(510,840)	(476,466)
Personnel expenses (iii)	(1,074,249)	(619,137)	(399,104)
Financial expenses (iv)	(790,635)	(109,232)	(38,138)
Chargebacks and ECL (v)	(664,268)	(288,309)	(200,633)
Depreciation and amortization (vii)	(768,593)	(376,335)	(128,348)
Other (vi)	(550,681)	(362,693)	(273,314)
	(8,960,695)	(5,039,982)	(3,794,670)
Classified as:
Cost of services	(5,775,895)	(3,772,298)	(2,236,066)
Cost of sales	—	—	(526,021)
Selling expenses	(1,523,908)	(617,463)	(565,170)
Administrative expenses	(877,559)	(563,893)	(427,366)
Financial expenses	(790,635)	(109,232)	(38,138)
Other income (expenses), net	7,302	22,904	(1,909)
	(8,960,695)	(5,039,982)	(3,794,670)

(i)The increase is mainly represented by (i) costs related to freight, maintenance of POS and storage costs in the amount R$242,834 for year ended December 31, 2021 (R$212,813 and R$120,870 for years ended December 31, 2020 and 2019), (ii) costs related to interchange fees of card issuers were the amount of R$3,043,591 for the year ended December 31, 2021 (R$1,680,441 and R$1,390,600 for years ended December 31, 2020 and 2019), (iii) card scheme fees in the amount of R$653,224 for the year ended December 31, 2021 (R$432,361 and R$292,629 for years ended December 31,2020 and 2019) and (iv) in 2021, PagSeguro had a cost of R$117,547 related to PagPhone net realizable value and obsolescence adjustment.
(ii)On September 1st, 2019, the Company changed its POS police to merchants from sale to membership fee.
(iii)Includes R$370,629, R$207,012 and R$156,273 of compensation expenses related to the LTIP and LTIP goals for the years ended December 31, 2021, 2020 and 2019, respectively. The increase in personnel expenses is mainly related to the LTIP and LTIP goals expenses and Hubs’ workforce expansion.
(iv)Relates mainly to the early collection of receivables, which amounted to R$426,992 in the year ended December 31, 2021 (R$49,204 and R$20,570 in the years ended December 31, 2020 and 2019). The remaining increase is related to expenses with higher amount of interests on deposits due to the increase of Brazilian interest rates and exchange rate in foreign currency.
(v)Chargebacks refer to losses recognized during the period related to card processing operations (acquiring and issuing), losses on digital accounts and provision for delinquency rate of credit portfolio, as detailed in Note 26. In the first quarter of 2021, the amount of R$73,356 is represented by inappropriate use of a system functionality implemented in the past, allowing unappropriated transactions by digital accounts customers and unexpected chargebacks on digital account losses for specific group of customers with higher credit risk for a new product. For all these facts, the corresponding root cause was identified and appropriately addressed by PagSeguro management, and there were no losses from these matters in second and third quarters of 2021. Additionally, the increase is related to credit initiatives ECLs as detailed in note 8..
(vi)In the year ended December 31, 2021, includes R$29,114 related to the reversal in the tax payable as detailed in Note 17 and R$24,476 related to an impairment of tax recoverable as detailed in Note 9. In the year ended December 31, 2020, includes R$84,294 related to the reversal of taxation of PIS/COFINS on financial income.
(vii)Depreciation and amortization amounts incurred in the period are segregated between costs and expenses as presented below:

Depreciation and amortization

	For the year ended December 31,
	2021	2020	2019

Depreciation
Cost of sales and services (i)	(464,411)	(187,284)	(33,421)
Selling expenses	(89)	(25)	(28)
Administrative expenses	(23,439)	(17,319)	(4,421)
	(487,939)	(204,628)	(37,870)
Amortization
Cost of sales and services	(295,218)	(174,943)	(97,765)
Administrative expenses	(21,484)	(4,709)	(1,892)
	(316,702)	(179,652)	(99,657)
PIS and COFINS credits (ii)	36,048	7,945	9,179
Depreciation and amortization expense, net	(768,593)	(376,335)	(128,348)

(i)The depreciation of POS in the year ended December 31, 2021, amounted to R$448,385 ( R$172,519 in the year ended December 31, 2020).
(ii)PagSeguro Brazil has a tax benefit on PIS and COFINS that allows it to reduce the depreciation and amortization over some operational expenses when incurred. This tax benefit is recognized directly as a reduction of depreciation and amortization expense.